Earnings per share (Tables)	9 Months Ended
Sep. 30, 2018
Earnings Per Share
Weighted average number of common shares outstanding
	Three months		Nine months
	ended September 30,		ended September 30,
	2018	2017	2018	2017
Issued common shares at beginning of period	60,742,923	52,367,672	56,378,306	49,115,518
Effect of shares issued	776,449	933,111	2,920,675	2,584,552
Weighted average number of common shares outstanding – basic	61,519,372	53,300,783	59,298,981	51,700,070

Weighted average number of shares outstanding – diluted	61,519,372	53,300,783	59,298,981	51,700,070